Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible Assets
Intangible assets

11	Intangible assets

	In-process research and development £’000	Goodwill £’000	IT/Website costs £’000	Total £’000
Cost
At 1 January 2023	13,378	2,291	110	15,779
Acquisition	2,938	–	–	2,938
At 31 December 2023	16,316	2,291	110	18,717
Acquisition	2,707	–	–	2,707
Disposals	–	–	(22)	(22)
At 31 December 2024	19,023	2,291	88	21,402
Acquisition	–	–	–	–
Disposals	–	–	(19)	(19)
At 31 December 2025	19,023	2,291	69	21,383

	In-process research and development £’000	Goodwill £’000	IT/Website Costs £’000	Total £’000
Accumulated amortisation and impairment
At 1 January 2023	13,378	2,291	104	15,773
Amortisation charge for the year	–	–	3	3
Disposal	–	–	–	–
At 31 December 2023	13,378	2,291	107	15,776
Amortisation charge for the year	–	–	2	2
Disposal	–	–	(22)	(22)
At 31 December 2024	13,378	2,291	87	15,756
Amortisation charge for the year	–	–	1	1
Disposal	–	–	(19)	(19)
At 31 December 2025	13,378	2,291	69	15,738
Net book value
At 31 December 2025	5,645	–	–	5,645
At 31 December 2024	5,645	–	1	5,646
At 31 December 2023	2,938	–	3	2,941

The individual intangible asset which is material to the financial statements is as follows:

	Carrying amount			Remaining amortisation period
	2025 £’000	2024 £’000	2023 £’000	2025 (years)	2024 (years)	2023 (years)
MTX228 tolimidone acquired IPRD*	2,938	2,938	2,938	n/a	n/a	n/a
MTX230 eRapa acquired IPRD*	2,707	2,707	–	n/a	n/a	n/a

*	asset is not yet in use and has not started amortising